Risk management - Credit risk - Other credit risk aspects and management (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($) customer	Dec. 31, 2021 MXN ($) customer	Dec. 31, 2020 MXN ($)
Concentration of risk
Financing granted in excess of Basic Capital threshold	$ 0	$ 0
Percentage of customer loans that are secured	48.00%
Mortgages to individuals as a percentage of net customer loans	24.00%
Percentage of sovereign risk exposure concentrated in short-term and medium-term maturities	46.00%
Decrease of non-performing loans ratio (as a percent)	0.02%
Financial assets at amortized cost category | Loans and advances - Customers | Impairment overlay | Impairment losses
Concentration of risk
Post-model adjustments or overlay			$ 845
Credit risk | Maximum
Concentration of risk
Concentration risk, percentage of Basic Capital	40.00%	40.00%
Credit risk | Three main debtors or groups of individuals
Concentration of risk
Number of debtors | customer	3	3
Concentration of credit risk	$ 46,826	$ 44,816
Concentration risk, percentage of Basic Capital	40.80%	31.56%
Credit risk | Debtors granted two loans
Concentration of risk
Number of loans | customer	2
Credit risk | Debtors granted loan one
Concentration of risk
Concentration of credit risk	$ 66,520
Credit risk | Debtors granted loan one | Minimum
Concentration of risk
Concentration risk, percentage of Basic Capital	10.00%
Credit risk | Debtors granted loan two
Concentration of risk
Concentration of credit risk	$ 25,103
Credit risk | Debtors granted loan two | Minimum
Concentration of risk
Concentration risk, percentage of Basic Capital	10.00%